Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 30, 2012
Restructuring
One-time charges resulting in severances, relocations, retirements and changed responsibilities	$ 7
Total restructuring costs incurred	3.5
Payment of restructuring cost	1.1
Liability against restructuring costs	$ 2.4